Fair Value Measurements - Financial instruments measured at fair value on recurring basis by level within the fair value hierarchy (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Assets:
Available-for-sale debt investments	¥ 29,401	¥ 36,662
Carrying Value
Assets:
Term deposits and short term investments	1,309,028	1,280,033
Restricted cash	15,618	31,039
Available-for-sale debt investments	29,401	36,662
Fair Value Recurring Basis | Level 1 | Fair Value
Assets:
Restricted cash	15,618	31,039
Fair Value Recurring Basis | Level 2 | Fair Value
Assets:
Term deposits and short term investments	1,309,028	1,280,033
Fair Value Recurring Basis | Level 3 | Fair Value
Assets:
Available-for-sale debt investments	¥ 29,401	¥ 36,662